UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Brian C. Janssen

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2022

Invest with care for
durable outcomes

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–2.50%	1.23%	0.94%
Class A shares (reflecting 2.50% maximum sales charge)	–5.20	0.45	0.48

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.40% for Class F-2 shares and 0.67% for Class A shares as of the prospectus dated November 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 28, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.82%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 0.68%. The 30-day yield for Class A shares as of February 28, 2022, was 0.53%. The distribution rate for Class A shares as of that date was 0.40%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Short-Term Bond Fund of America for the periods ended February 28, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/SBFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolios

17	Financial statements

21	Notes to financial statements

33	Financial highlights

Results at a glance

For periods ended February 28, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Short-Term Bond Fund of America (Class F-2 shares)[2]	–1.19%	–1.22%	1.51%	1.08%	1.68%
Short-Term Bond Fund of America (Class A shares)	–1.32	–1.49	1.24	0.87	1.47
Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index[3]	–1.79	–1.66	1.47	1.13	2.06
Lipper Short U.S. Government Funds Average[4]	–1.74	–1.94	1.05	0.67	1.69

[1]	Lifetime returns are as of October 2, 2006, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.

Short-Term Bond Fund of America	1

Investment portfolio February 28, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	54.71%
AAA/Aaa	21.20
AA/Aa	8.89
A/A	7.59
Other	.05
Short-term securities & other assets less liabilities	7.56
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.44%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 53.53%
U.S. Treasury 46.49%
U.S. Treasury 0.125% 2022	$410,000	$408,220
U.S. Treasury 0.125% 2022	310,000	308,907
U.S. Treasury 0.125% 2022	80,000	79,985
U.S. Treasury 0.125% 2022	75,000	74,581
U.S. Treasury 0.125% 2022	38,600	38,493
U.S. Treasury 0.125% 2022	23,000	22,986
U.S. Treasury 0.125% 2022	12,000	11,986
U.S. Treasury 0.375% 2022	1	1
U.S. Treasury 1.50% 2022	235,500	236,491
U.S. Treasury 1.50% 2022	220,605	221,570
U.S. Treasury 1.625% 2022	243,665	245,039
U.S. Treasury 1.875% 2022[1]	19,480	19,608
U.S. Treasury 2.125% 2022	1,192	1,203
U.S. Treasury 0.125% 2023	398,000	394,719
U.S. Treasury 0.125% 2023	275,000	270,194
U.S. Treasury 0.125% 2023	245,700	242,696
U.S. Treasury 0.125% 2023	150,000	146,610
U.S. Treasury 0.125% 2023	108,500	106,349
U.S. Treasury 0.125% 2023	88,500	87,418
U.S. Treasury 0.125% 2023	85,000	83,563
U.S. Treasury 0.125% 2023	8,500	8,420
U.S. Treasury 0.25% 2023	171,086	168,982
U.S. Treasury 0.75% 2023	250,000	246,939
U.S. Treasury 1.375% 2023	10,000	10,032
U.S. Treasury 2.50% 2023	16,121	16,358
U.S. Treasury 2.625% 2023	223,361	228,252
U.S. Treasury 2.75% 2023	98,795	100,579
U.S. Treasury 0.125% 2024[1]	333,563	325,004
U.S. Treasury 0.25% 2024	250,000	243,783
U.S. Treasury 0.25% 2024	151,439	147,264
U.S. Treasury 0.375% 2024	163,816	159,936

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.625% 2024	$10,344	$10,088
U.S. Treasury 0.875% 2024	750	742
U.S. Treasury 1.50% 2024	82,000	82,098
U.S. Treasury 1.50% 2024	19,500	19,447
U.S. Treasury 1.75% 2024	39,000	39,139
U.S. Treasury 1.75% 2024	14,080	14,153
U.S. Treasury 2.25% 2024	50,000	50,789
U.S. Treasury 0.25% 2025	15,495	14,770
U.S. Treasury 0.25% 2025	13,490	12,796
U.S. Treasury 0.25% 2025	5,000	4,763
U.S. Treasury 0.375% 2025	35,000	33,604
U.S. Treasury 0.375% 2025	15,000	14,260
U.S. Treasury 0.50% 2025	70	68
U.S. Treasury 1.125% 2025	9,150	9,022
U.S. Treasury 1.375% 2025	74,640	74,091
U.S. Treasury 1.50% 2025	137,856	137,367
U.S. Treasury 0.375% 2026	29,065	27,587
U.S. Treasury 0.75% 2026	38,485	36,976
U.S. Treasury 1.125% 2026	7,540	7,331
U.S. Treasury 0.375% 2027	3,500	3,242
U.S. Treasury 0.625% 2027	3,500	3,277
U.S. Treasury 1.50% 2027	1,128	1,115
U.S. Treasury 1.75% 2029[1]	54,000	53,774
U.S. Treasury 0.625% 2030	2,000	1,821
U.S. Treasury 0.875% 2030	9,850	9,112
U.S. Treasury 1.125% 2031	1,569	1,480
U.S. Treasury 1.25% 2031	1,645	1,564
U.S. Treasury 1.375% 2031	9,874	9,476
U.S. Treasury 1.625% 2031[1]	11,800	11,607
U.S. Treasury 1.375% 2040[1]	1,400	1,211
U.S. Treasury 1.875% 2041[1]	1,465	1,378
U.S. Treasury 1.875% 2051	1,010	941
U.S. Treasury 1.875% 2051[1]	539	503
U.S. Treasury 2.375% 2051[1]	100	104
		5,345,864

U.S. Treasury inflation-protected securities 7.04%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	190,358	196,425
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	185,957	188,290
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	36,432	38,768
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	33,108	35,244
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	45,723	48,630
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	126,805	134,842
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	7,736	8,271
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	9,287	10,016
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	87,751	93,644
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	51,009	54,809
		808,939

Total U.S. Treasury bonds & notes		6,154,803

Mortgage-backed obligations 11.06%
Collateralized mortgage-backed obligations (privately originated) 5.78%
Angel Oak Mortgage Trust, Series 2020-2, Class A1A, 2.531% 2065[3,4,5]	3,911	3,918
Argent Securities, Inc., Series 2005-W2, Class M1, 0.922% 2035[3,5]	2,737	2,728
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,4,5]	4,799	4,706
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 2049[3,4,5]	790	781
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 2049[3,4,5]	5,273	5,218
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	5,188	5,143
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,4]	2,689	2,675
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056[3,4]	12,000	11,991
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,4,5]	4,952	4,989
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,5]	12,437	12,232
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	8,860	8,835
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,4]	6,411	6,439
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[3,4,6]	3,877	3,906
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	6,032	6,028

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,5]	$7,106	$7,078
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,5]	3,942	3,922
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,4,5]	4,606	4,562
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,4,5]	300	295
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,4,5]	34,348	34,210
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	6,261	6,352
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	3,801	3,810
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[3,4]	1,770	1,773
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[3,4,5]	22,877	22,428
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2066[3,4,5]	1,554	1,507
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,4]	4,033	3,938
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	944	962
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,4,5]	9,577	9,504
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	691	684
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,4]	14,699	16,036
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[3,4,5]	3,043	2,988
Freddie Mac, Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 4.887% 2028[3,5]	3,471	3,611
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[3,4,5]	37,329	36,639
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[3,4,5]	1,857	1,853
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,4]	6,698	6,457
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,4]	2,990	2,857
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,5]	1,172	1,170
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.772% 2036[3,5]	5,448	5,440
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	2,358	2,271
Imperial Fund, LLC, Series 2021-NQM4, Class A1, 2.091% 2057[3,4,5]	6,860	6,627
JPMorgan Mortgage Acquisition Corp., Series 2006-HE1, Class A4, (1-month USD-LIBOR + 0.58%) 0.477% 2036[3,5]	1,155	1,156
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,5]	32	32
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 3.899% 2049[3,4,5]	86	87
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	132	133
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[3,4,5]	10	10
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	13,382	13,405
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	20,700	20,695
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	24,027	23,966
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,4,5]	2,963	2,898
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,6]	8,652	8,449
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.987% 2053[3,4,5]	17,098	17,007
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.087% 2053[3,4,5]	23,880	23,868
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[3,4,5]	9,750	9,673
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.937% 2055[3,4,5]	823	817
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.037% 2055[3,4,5]	27,731	27,564
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	410	419
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,5]	3,476	3,441
Mill City Mortgage Trust, Series 15-1, Class M2, 3.616% 2056[3,4,5]	5,020	5,053
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.472% 2058[3,4,5]	525	532
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	3,364	3,391
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	1,346	1,369
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.406% 2022[3,4,5]	20,394	20,487
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[3,4,5]	20,837	20,844
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,5]	375	385
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,5]	738	755
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,4]	325	333
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	3,128	3,159
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	658	675
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	707	726
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,5]	554	579
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	15,033	15,142

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	$2,005	$2,009
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.937% 2055[3,4,5]	26,649	26,498
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[3,4]	7,365	7,323
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,4,5]	11,876	11,556
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,4]	20,854	20,640
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,4]	3,365	3,309
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,5]	1,044	1,028
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[3,4,5]	13,852	13,736
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,4,5]	6,736	6,668
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	3,252	3,237
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[3,4,5]	463	464
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[3,4,5]	948	964
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	90	90
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	62	62
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[3,4,5]	3,215	3,241
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[3,4,5]	2,552	2,589
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	84	85
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	153	154
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	135	136
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[3,4,5]	2,538	2,598
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.787% 2057[3,4,5]	2,665	2,663
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	486	489
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,5]	196	197
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	154	155
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 2057[3,4,5]	2,300	2,350
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[3,4,5]	6,818	6,978
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.187% 2058[3,4,5]	2,693	2,703
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	2,647	2,670
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,5]	10,107	10,230
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	464	469
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	5,532	5,660
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	4,439	4,547
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,4]	4,524	4,448
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,4]	1,564	1,513
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[3,4,5]	723	720
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,4,5]	10,144	9,917
ZH Trust, Series 2021-1, Class A, 2.253% 2027[3,4]	4,883	4,852
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,4]	4,361	4,326
		664,887

Commercial mortgage-backed securities 2.73%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[3]	500	518
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[3,4]	5,500	5,578
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.78% 2034[3,4,5]	27,861	26,958
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.891% 2036[3,4,5]	21,661	21,067
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.09% 2036[3,4,5]	8,798	8,635
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.141% 2036[3,4,5]	679	658
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.861% 2038[3,4,5]	4,783	4,681
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.042% 2038[3,4,5]	17,514	17,349
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.061% 2038[3,4,5]	1,361	1,331
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[3,4]	1,000	1,019
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.591% 2036[3,4,5]	1,478	1,456
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AS, 3.683% 2045[3,4]	1,000	1,005
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,5]	1,094	1,103
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 2046[3,5]	1,550	1,589
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,5]	1,255	1,283
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	500	512
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 2047[3]	1,000	1,031
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	5,390	5,503
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,4]	3,250	3,252
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,4]	500	505

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.063% 2046[3,4,5]	$460	$464
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.90% 2046[3,4,5]	2,750	2,822
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	1,800	1,845
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	745	764
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 2047[3]	12,500	12,874
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	1,308	1,348
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,5]	1,000	1,018
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	4,062
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[3]	2,694	2,730
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,5]	500	519
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[3]	1,237	1,245
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	836	837
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, 1.241% 2066[3,4,5]	4,107	3,939
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.272% 2038[3,4,5]	6,676	6,621
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,4]	2,400	2,408
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.111% 2025[3,4,5]	1,830	1,811
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	1,173	1,187
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,4]	2,250	2,264
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	2,544	2,607
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]	890	913
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]	1,460	1,491
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.341% 2038[3,4,5]	4,500	4,486
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	948	972
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,504
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,4]	9,132	9,109
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 2045[3]	1,907	1,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]	940	965
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.241% 2038[3,4,5]	7,227	7,135
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,4]	7,193	6,918
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.992% 2026[3,4,5]	12,421	12,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	3,000	3,020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,5]	1,511	1,520
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[3]	10,000	10,262
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 2046[3,5]	2,000	2,034
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[3,5]	7,963	8,165
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]	629	632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	196	198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[3]	2,000	2,053
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,5]	6,985	7,135
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4 3.134% 2048[3]	11,390	11,466
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]	1,250	1,276
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 2048[3]	4,000	4,078
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]	764	776
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]	1,500	1,538

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.091% 2038[3,4,5]	$3,708	$3,665
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.391% 2038[3,4,5]	754	744
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.768% 2036[3,4,5]	8,572	8,368
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.922% 2038[3,4,5]	5,890	5,780
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, 1.10% 2024[3,4,5]	9,312	9,172
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[3]	59	59
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	5,205
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]	957	961
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	2,000	2,054
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 2045[3]	875	878
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]	313	313
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,258
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,5]	3,250	3,273
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	6,000	6,029
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	581	597
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]	1,580	1,631
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	1,204	1,212
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,5]	1,250	1,261
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	1,491	1,519
		314,188

Federal agency mortgage-backed obligations 2.55%
Fannie Mae Pool #AD2028 4.50% 2025[3]	402	421
Fannie Mae Pool #555538 2.423% 2033[3,5]	296	296
Fannie Mae Pool #888521 2.354% 2034[3,5]	457	480
Fannie Mae Pool #889579 6.00% 2038[3]	1,248	1,429
Fannie Mae Pool #889983 6.00% 2038[3]	515	582
Fannie Mae Pool #AL0095 6.00% 2038[3]	41	47
Fannie Mae Pool #AC1676 2.085% 2039[3,5]	43	44
Fannie Mae Pool #AC2106 2.09% 2039[3,5]	170	179
Fannie Mae Pool #AC6266 2.141% 2039[3,5]	171	180
Fannie Mae Pool #AE7629 2.06% 2040[3,5]	17	18
Fannie Mae Pool #AL9531 2.11% 2041[3,5]	2,764	2,891
Fannie Mae Pool #AE0844 2.145% 2041[3,5]	259	271
Fannie Mae Pool #AL0073 2.185% 2041[3,5]	190	199
Fannie Mae Pool #AE0789 2.251% 2041[3,5]	246	257
Fannie Mae Pool #AI8806 5.00% 2041[3]	888	988
Fannie Mae Pool #AP7819 1.91% 2042[3,5]	266	276
Fannie Mae Pool #AL2000 1.942% 2042[3,5]	298	310
Fannie Mae Pool #AL1941 1.951% 2042[3,5]	357	371
Fannie Mae Pool #AL2184 1.981% 2042[3,5]	614	640
Fannie Mae Pool #AL9532 1.992% 2042[3,5]	3,245	3,377
Fannie Mae Pool #AL9533 2.048% 2042[3,5]	1,577	1,642
Fannie Mae Pool #AL9530 2.089% 2042[3,5]	2,243	2,342
Fannie Mae Pool #AB9584 3.50% 2043[3]	4	4
Fannie Mae Pool #BK7655 3.902% 2048[3,5]	1,153	1,175
Fannie Mae Pool #BK6971 4.00% 2048[3]	121	128
Fannie Mae Pool #BK2010 4.00% 2048[3]	34	36
Fannie Mae Pool #BK5305 4.00% 2048[3]	19	20
Fannie Mae Pool #CA2493 4.50% 2048[3]	84	89
Fannie Mae Pool #BK9464 3.615% 2049[3,5]	1,557	1,595
Fannie Mae Pool #BN5611 4.101% 2049[3,5]	2,509	2,557
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[3]	168	168
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,5]	301	301
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	2,646	2,653
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	138	138
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.409% 2023[3,5]	2,822	2,834
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.546% 2024[3,5]	2,488	2,504
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[3,5]	4,218	4,280
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.576% 2024[3,5]	2,829	2,880
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	293	295
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	1,694	1,702
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	4,916	4,917

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	$1,168	$1,173
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[3]	230	231
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	2,228	2,236
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,5]	10	10
Freddie Mac Pool #G14740 5.50% 2024[3]	23	23
Freddie Mac Pool #781228 2.375% 2034[3,5]	262	262
Freddie Mac Pool #782818 2.375% 2034[3,5]	196	206
Freddie Mac Pool #A23893 5.50% 2034[3]	205	225
Freddie Mac Pool #1H2524 2.355% 2035[3,5]	538	567
Freddie Mac Pool #848365 2.322% 2036[3,5]	409	432
Freddie Mac Pool #848751 2.33% 2036[3,5]	135	142
Freddie Mac Pool #1L1292 2.505% 2036[3,5]	576	581
Freddie Mac Pool #G02162 5.50% 2036[3]	116	130
Freddie Mac Pool #1B4386 2.099% 2039[3,5]	36	36
Freddie Mac Pool #1B8916 2.12% 2041[3,5]	365	365
Freddie Mac Pool #760014 2.832% 2045[3,5]	563	575
Freddie Mac Pool #SI2002 4.00% 2048[3]	185	194
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	496	504
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	2,090	2,145
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]	1,600	1,628
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	2,000	2,056
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	1,000	1,023
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	750	774
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	2,075	2,156
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	31
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	400	410
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	4,785
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	8,835	8,960
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,5]	8,724	8,822
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,5]	5,749	5,821
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,5]	17	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	7,442	7,656
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	13	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	5,059	5,368
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	10,280	10,614
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	1,366	1,408
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	64	66
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	1,998	2,027
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	14,641	14,993
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	784	801
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	2,375	2,449
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	2,491	2,643
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	58	61
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	1,780	1,888
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]	538	571
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	52	55
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	119	129
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	5	5
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	2	2
Government National Mortgage Assn. Pool #725879 4.904% 2061[3]	2	2
Government National Mortgage Assn. Pool #725876 4.923% 2061[3]	1	1
Government National Mortgage Assn. Pool #710085 5.016% 2061[3]	3	3
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]	3	3
Government National Mortgage Assn. Pool #AC1008 4.406% 2063[3]	1	1
Government National Mortgage Assn. Pool #AG8060 4.422% 2063[3]	17	17
Government National Mortgage Assn. Pool #AG8041 4.423% 2063[3]	17	17
Government National Mortgage Assn. Pool #AC0975 4.458% 2063[3]	2	3
Government National Mortgage Assn. Pool #776094 4.851% 2063[3]	2	2
Government National Mortgage Assn. Pool #AG8149 0.877% 2064[3,5]	214	215

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AG8081 4.35% 2064[3]	$18	$18
Government National Mortgage Assn. Pool #AG8069 4.359% 2064[3]	17	18
Government National Mortgage Assn. Pool #AC1026 4.406% 2064[3]	2	3
Government National Mortgage Assn. Pool #AG8082 4.42% 2064[3]	17	17
Government National Mortgage Assn. Pool #AG8070 4.422% 2064[3]	17	17
Government National Mortgage Assn. Pool #767680 4.56% 2064[3]	34	35
Government National Mortgage Assn. Pool #AG8076 4.759% 2064[3]	3	3
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	21	21
Government National Mortgage Assn. Pool #AO0461 4.629% 2065[3]	61	63
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.04% 2062[3,5]	14,472	14,448
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 1.07% 2062[3,5]	911	909
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.97% 2064[3,5]	5,225	5,201
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.109% 2022[3,4,5,7,8]	695	695
Uniform Mortgage-Backed Security 2.00% 2037[3,9]	112,045	111,222
Uniform Mortgage-Backed Security 3.50% 2052[3,9]	20	21
Uniform Mortgage-Backed Security 4.50% 2052[3,9]	16,605	17,532
		293,284

Total mortgage-backed obligations		1,272,359

Corporate bonds, notes & loans 10.91%
Financials 6.47%
ACE INA Holdings, Inc. 2.875% 2022	1,275	1,287
ACE INA Holdings, Inc. 3.35% 2026	1,275	1,325
American Express Co. 1.65% 2026	9,000	8,706
Bank of America Corp. 0.523% 2024 (USD-SOFR + 0.41% on 6/14/2023)[6]	10,000	9,822
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	10,000	9,718
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[6]	6,000	5,945
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[6]	11,225	10,620
Bank of Nova Scotia 1.45% 2025	9,000	8,806
Bank of Nova Scotia 1.35% 2026	7,000	6,672
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	7,000	6,893
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 0.901% 2022[4,5]	5,000	5,001
Dexia Credit Local SA, 0.50% 2024[4]	11,000	10,696
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	9,750	9,646
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[6]	4,075	3,835
Groupe BPCE SA 1.625% 2025[4]	6,000	5,894
Groupe BPCE SA 1.00% 2026[4]	11,000	10,370
Guardian Life Global Funding 0.875% 2025[4]	8,000	7,644
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	20,000	20,874
Intercontinental Exchange, Inc. 0.70% 2023	11,150	11,026
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[6]	12,300	11,937
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	12,500	12,019
Lloyds Banking Group PLC 0.695% 2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[6]	12,000	11,815
Met Tower Global Funding 0.70% 2024[4]	25,000	24,398
Met Tower Global Funding 1.25% 2026[4]	20,000	19,066
Metropolitan Life Global Funding I 0.40% 2024[4]	13,575	13,222
Metropolitan Life Global Funding I 3.60% 2024[4]	7,007	7,229
Metropolitan Life Global Funding I 0.95% 2025[4]	905	871
Metropolitan Life Global Funding I 1.875% 2027[4]	18,000	17,601
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[6]	13,000	12,854
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[6]	22,500	21,871
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	19,129	18,464
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[6]	6,360	6,257
National Australia Bank, Ltd. 1.388% 2025[4]	20,000	19,652
National Australia Bank, Ltd. 1.887% 2027[4]	6,000	5,884
National Securities Clearing Corp. 0.40% 2023[4]	40,000	39,044
NatWest Markets PLC 0.80% 2024[4]	20,000	19,188
New York Life Global Funding 2.25% 2022[4]	2,760	2,775
New York Life Global Funding 0.90% 2024[4]	20,000	19,537
New York Life Global Funding 0.95% 2025[4]	17,680	17,071
New York Life Global Funding 0.85% 2026[4]	10,000	9,496
Northwestern Mutual Global Funding 0.60% 2024[4]	10,000	9,734
Northwestern Mutual Global Funding 0.80% 2026[4]	16,215	15,433

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Royal Bank of Canada 0.425% 2024	$18,632	$18,122
Royal Bank of Canada 0.75% 2024	8,000	7,731
Royal Bank of Canada 1.20% 2026	10,000	9,504
Skandinaviska Enskilda Banken AB 2.20% 2022[4]	30,000	30,217
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	15,327
Swedbank AB 2.80% 2022[4]	6,800	6,804
Swedbank AB 0.85% 2024[4]	20,000	19,582
Toronto-Dominion Bank 0.30% 2023	22,785	22,423
Toronto-Dominion Bank 0.45% 2023	8,080	7,936
Toronto-Dominion Bank 0.75% 2023	14,417	14,271
Toronto-Dominion Bank 0.70% 2024	10,000	9,673
Toronto-Dominion Bank 1.15% 2025	7,208	6,943
Toronto-Dominion Bank 1.45% 2025	15,000	14,695
Toronto-Dominion Bank 1.20% 2026	10,000	9,537
Toronto-Dominion Bank 1.25% 2026	9,825	9,320
Toronto-Dominion Bank 1.95% 2027	7,000	6,842
UBS AG 1.75% 2022[4]	6,200	6,205
UBS AG 0.375% 2023[4]	20,000	19,706
UBS AG 0.70% 2024[4]	20,000	19,352
		744,388

Consumer discretionary 1.73%
Amazon.com, Inc. 0.25% 2023	9,210	9,087
Amazon.com, Inc. 0.45% 2024	9,210	8,985
Amazon.com, Inc. 0.80% 2025	8,635	8,332
American Honda Finance Corp. 0.65% 2023	13,250	13,054
American Honda Finance Corp. 0.875% 2023	1,000	991
American Honda Finance Corp. 0.55% 2024	12,250	11,867
American Honda Finance Corp. 0.75% 2024	16,000	15,539
American Honda Finance Corp. 1.20% 2025	764	741
Bayerische Motoren Werke AG 2.95% 2022[4]	3,000	3,007
Bayerische Motoren Werke AG 3.45% 2023[4]	13,235	13,486
Bayerische Motoren Werke AG 0.75% 2024[4]	18,750	18,206
Bayerische Motoren Werke AG 0.80% 2024[4]	13,735	13,417
Daimler Trucks Finance North America, LLC 2.00% 2026[4]	8,525	8,230
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,479
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,595
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,064
Toyota Motor Credit Corp. 0.45% 2024	35,730	34,902
Toyota Motor Credit Corp. 0.625% 2024	15,000	14,497
Toyota Motor Credit Corp. 0.80% 2026	10,695	10,164
		198,643

Health care 0.64%
AstraZeneca Finance LLC 0.70% 2024	15,000	14,609
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 1.134% 2023[5]	11,772	11,850
AstraZeneca PLC 0.70% 2026	1,112	1,045
Bristol-Myers Squibb Company 2.90% 2024	9,005	9,221
Cigna Corp. 1.25% 2026	11,234	10,753
Gilead Sciences, Inc. 1.65% 2030	5	5
Merck & Co., Inc. 1.70% 2027	6,236	6,076
Novartis Capital Corp. 1.75% 2025	10,420	10,365
Novartis Capital Corp. 2.00% 2027	3,656	3,616
UnitedHealth Group, Inc. 1.15% 2026	6,081	5,825
		73,365

Consumer staples 0.55%
7-Eleven, Inc. 0.625% 2023[4]	10,695	10,614
Nestle Holdings, Inc. 0.606% 2024[4]	20,000	19,370
Nestlé Holdings, Inc. 0.625% 2026[4]	8,000	7,566
Nestlé Holdings, Inc. 1.15% 2027[4]	11,000	10,442
Philip Morris International, Inc. 2.50% 2022	1,250	1,260
Philip Morris International, Inc. 2.875% 2024	4,000	4,081
Procter & Gamble Company 0.55% 2025	7,937	7,556
Procter & Gamble Company 1.00% 2026	2,389	2,298
		63,187

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.47%
Apple, Inc. 0.55% 2025	$1,100	$1,048
Apple, Inc. 1.125% 2025	4,352	4,246
Apple, Inc. 0.70% 2026	14,135	13,525
Intuit, Inc. 0.95% 2025	3,955	3,787
Microsoft Corp. 2.875% 2024	20,974	21,489
salesforce.com, inc. 0.625% 2024	10,000	9,729
		53,824

Utilities 0.38%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,160
Entergy Louisiana, LLC 0.95% 2024	16,000	15,541
Southern California Edison Co. 0.70% 2023	9,285	9,140
Southern California Edison Co. 0.975% 2024	6,375	6,203
		43,044

Energy 0.19%
Chevron USA, Inc. 0.426% 2023	1,100	1,083
Chevron USA, Inc. 0.687% 2025	390	373
ConocoPhillips 2.40% 2025	2,000	2,002
Exxon Mobil Corp. 1.571% 2023	10,200	10,224
Exxon Mobil Corp. 2.019% 2024	5,125	5,146
Saudi Arabian Oil Co. 1.25% 2023[4]	640	633
Saudi Arabian Oil Co. 1.625% 2025[4]	2,690	2,604
		22,065

Real estate 0.14%
Public Storage 2.37% 2022	2,770	2,785
Public Storage (USD-SOFR + 0.47%) 0.05% 2024[5]	13,770	13,770
		16,555

Industrials 0.14%
Honeywell International, Inc. 0.483% 2022	1,840	1,838
Siemens AG 0.65% 2024[4]	15,000	14,673
		16,511

Communication services 0.14%
Alphabet, Inc. 0.45% 2025	445	422
Alphabet, Inc. 0.80% 2027	3,315	3,072
SBA Tower Trust 1.631% 2026[4]	6,741	6,486
Tencent Holdings, Ltd. 1.81% 2026[4]	6,000	5,811
		15,791

Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 2025	6,815	6,676

Total corporate bonds, notes & loans		1,254,049

Asset-backed obligations 10.11%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,4]	3,875	3,881
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[3,4]	7,225	7,328
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[3,4]	1,080	1,110
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,4]	12,965	13,337
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,4]	12,750	13,253
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,4]	1,250	1,253
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[3,4]	2,280	2,282
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,4]	10,786	10,664
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,4]	13,197	13,165
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[3,4]	13,537	13,545
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,4]	22,156	21,802
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,4]	13,225	13,118
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[3,4,5]	10,609	10,604
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[3,4,5]	7,947	7,907
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[3,4]	2,291	2,290
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,4]	1,441	1,439
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	4,444	4,433

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[3,4,5]	$13,043	$13,028
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[3,4,5]	20,775	20,734
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,4]	1,869	1,877
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[3,4]	5,692	5,573
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,4]	7,016	6,917
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,4]	650	627
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[3,4]	7,000	6,965
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	4,724	4,759
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	2,485	2,521
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[3]	651	645
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[3]	554	545
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,4]	1,515	1,449
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[3,4,5]	25,492	25,255
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	18,840	18,231
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,4]	13,108	12,478
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[3,4]	3,867	3,749
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[3,4]	1,211	1,169
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[3,4]	8,290	8,013
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	99	100
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[3,4]	298	298
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,4]	577	581
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,4]	13,682	13,647
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,4]	23,529	23,577
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,4]	10,100	9,866
Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.52% 2025[3]	20,000	19,948
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	1,496	1,497
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	4,085	4,113
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[3]	3,353	3,368
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,4]	157	157
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,4]	7,819	7,805
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[3,4]	5,468	5,445
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,4]	1,322	1,311
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,4]	203	204
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,4]	2,959	2,969
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,4]	1,617	1,641
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.221% 2028[3,4,5]	22,160	22,126
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,4]	1,004	954
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,4]	942	950
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,4]	1,615	1,618
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[3]	12,566	12,472
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,4]	2,345	2,369
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,4]	2,951	2,937
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,4]	8,413	8,025
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,4]	1,744	1,699
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,4]	9,391	9,678
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,4]	1,857	1,845
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,4]	900	899
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[3,4]	972	970
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,4]	16,547	16,333
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,4]	4,953	4,821
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,4]	22,815	22,316
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,4]	20,804	20,403
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,4]	19,932	19,094
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,4]	6,621	6,375
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	3,712	3,712
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,355
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]	3,130	3,151
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,4]	30,495	29,658
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,4]	3,660	3,556
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[3,4]	20,181	19,947
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[3,4]	1,811	1,789
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,4]	18,970	18,225
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,4]	857	832

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 0.892% 2037[3,4,5]	$839	$836
Invitation Homes Trust, Series 2018-SFR3, Class A, (1-month USD-LIBOR + 1.00%) 1.191% 2037[3,4,5]	676	676
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,4]	12,492	12,356
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,4]	730	716
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[3,4,5]	8,074	8,072
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[3,4,5]	30,860	30,737
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[3,4,5]	16,220	16,237
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[3,4]	7,800	7,722
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,4]	12,936	12,746
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,4]	3,699	3,595
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[3,4]	6,077	5,883
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,4]	12,377	11,937
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,4]	12,261	11,884
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[3,4]	6,585	6,289
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,4]	19,334	18,845
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,4]	21,271	20,349
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,4]	16,448	15,791
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,4]	33,154	31,799
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,4]	61,588	59,277
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[3,4,5]	5,412	5,404
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,4]	8,688	8,452
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[3,4]	9,200	8,992
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,4]	8,636	8,337
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 0.922% 2035[3,5]	2,234	2,234
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,4,5]	13,571	13,570
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[3,4,5]	12,500	12,482
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[3,4,5]	2,880	2,878
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[3,4,5]	4,278	4,261
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.224% 2027[3,4,5]	3,457	3,456
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.304% 2027[3,4,5]	5,621	5,622
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[3,4,5]	25,223	25,140
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.187% 2030[3,4,5]	5,891	5,875
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.437% 2051[3,4,5]	2,214	2,210
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,4]	471	468
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[3,4,5]	23,025	23,010
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,4]	5,122	5,129
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[3]	2,260	2,257
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	2,009	2,016
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.691% 2053[3,4,5]	1,017	1,016
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,4]	2,801	2,627
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[3,4,5]	16,955	16,934
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,4]	9,798	9,427
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,4]	4,163	4,050
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,4]	19,569	19,010
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,4]	4,057	3,936
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,4]	3,950	3,829
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,4]	368	367
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,4]	2,320	2,202
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,4]	9,613	9,371

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,4]	$10,000	$10,148
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,4]	15,533	15,074
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	2,466	2,475
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[3]	694	695
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[3,4]	21,313	21,221
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[3,4]	3,039	3,040
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,4]	4,345	4,351
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,4]	2,110	2,120
		1,163,015

Bonds & notes of governments & government agencies outside the U.S. 5.39%
Asian Development Bank 0.625% 2024	20,627	20,097
Asian Development Bank 1.00% 2026	19,197	18,561
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[4]	50,000	49,218
Canada 0.75% 2026	23,510	22,461
CPPIB Capital, Inc. 0.875% 2026[4]	10,154	9,628
Denmark (Kingdom of) 0.125% 2022[4]	10,480	10,431
Denmark (Kingdom of) 0.125% 2022	7,850	7,813
Development Bank of Japan, Inc. 1.75% 2025[4]	14,294	14,242
Development Bank of Japan, Inc. 1.25% 2026[4]	17,276	16,646
European Bank for Reconstruction & Development 0.50% 2025	13,500	12,957
European Investment Bank 2.00% 2022	9,000	9,068
European Investment Bank 2.25% 2022	11,265	11,272
European Investment Bank 2.25% 2022	6,000	6,041
European Investment Bank 2.25% 2024	8,479	8,594
European Investment Bank 0.375% 2025	8,000	7,585
European Investment Bank 1.625% 2025	4	4
European Investment Bank 1.25% 2031	1,824	1,729
European Stability Mechanism 2.125% 2022[4]	28,324	28,538
European Stability Mechanism 0.375% 2025[4]	5,282	5,023
Inter-American Development Bank 1.75% 2022	15,000	15,072
Inter-American Development Bank 0.50% 2024	16,577	16,119
Inter-American Development Bank 0.625% 2025	13,000	12,514
International Bank for Reconstruction and Development 0.75% 2025	12,933	12,573
International Bank for Reconstruction and Development 1.625% 2025	6,653	6,646
International Development Association 2.75% 2023[4]	15,000	15,259
International Development Association 0.375% 2025[4]	10,000	9,500
Japan Bank for International Cooperation 1.75% 2024	3,594	3,598
KfW 0.25% 2023	47,143	46,642
KfW 0.25% 2023	23,990	23,557
KfW 0.50% 2024	20,594	20,015
KfW 1.375% 2024	15,165	15,090
KfW 0.375% 2025	5,753	5,493
KfW 0.625% 2026	8,396	8,022
Kommunalbanken 0.50% 2024[4]	8,960	8,685
Kommunalbanken 0.375% 2025[4]	29,046	27,615
Kommuninvest i Sverige Aktiebolag 0.25% 2023[4]	17,648	17,373
Kommuninvest i Sverige Aktiebolag 0.50% 2023[4]	19,752	19,538
Kommuninvest i Sverige Aktiebolag 0.375% 2024[4]	25,000	24,450
Oesterreichische Kontrollbank AG 0.50% 2024	24,582	23,887
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	8,914
Ontario Teachers’ Finance Trust 0.875% 2026[4]	13,389	12,783
Quebec (Province of) 0.60% 2025	6,415	6,120
		619,373

Federal agency bonds & notes 1.18%
Fannie Mae 0.25% 2023	22,381	22,125
Fannie Mae 0.375% 2025	19,044	18,195
Fannie Mae 0.625% 2025	12,100	11,717
Fannie Mae 0.875% 2030	14,375	13,044
Federal Farm Credit Banks 1.125% 2025	19,451	19,177
Federal Farm Credit Banks 1.75% 2025	33,144	33,204

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Freddie Mac 0.25% 2023	$14,244	$14,081
Freddie Mac 0.25% 2023	3,750	3,689
Freddie Mac 0.375% 2023	2	2
		135,234

Municipals 0.26%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,275

Florida 0.12%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	13,725	13,438

New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 2024	9,985	9,723

Total municipals		30,436

Total bonds, notes & other debt instruments (cost: $10,743,586,000)		10,629,269

Short-term securities 8.57%	Shares
Money market investments 8.57%
Capital Group Central Cash Fund 0.15%[10,11]	9,852,540	985,254

Total short-term securities (cost: $985,200,000)		985,254
Total investment securities 101.01% (cost: $11,728,786,000)		11,614,523
Other assets less liabilities (1.01)%		(115,717)

Net assets 100.00%		$11,498,806

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 2/28/2022 (000)
30 Day Federal Funds Futures	Short	82	May 2022	$(34,050)	$(48)
90 Day Euro Dollar Futures	Long	37	March 2022	9,189	(47)
2 Year U.S. Treasury Note Futures	Long	14,060	June 2022	3,026,086	7,701
5 Year U.S. Treasury Note Futures	Short	7,943	June 2022	(939,508)	(5,690)
10 Year Ultra U.S. Treasury Note Futures	Short	657	June 2022	(92,853)	(851)
10 Year U.S. Treasury Note Futures	Short	2,213	June 2022	(282,019)	(2,123)
20 Year U.S. Treasury Bond Futures	Short	198	June 2022	(31,024)	(416)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,198	June 2022	222,753	2,194
					$720

Investments in affiliates11

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2022 (000)	Dividend income (000)
Short-term securities 8.57%
Money market investments 8.57%
Capital Group Central Cash Fund 0.15%[10]	$863,461	$1,419,613	$1,297,728	$1	$(93)	$985,254	$352

Short-Term Bond Fund of America	15

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,439,000, which represented .15% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,707,906,000, which represented 23.55% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $695,000, which represented .01% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 2/28/2022.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbol

Auth. = Authority
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
CMT = Constant Maturity Treasury
DAC = Designated Activity Company
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

16	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities at February 28, 2022	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,743,586)	$10,629,269
Affiliated issuers (cost: $985,200)	985,254	$11,614,523
Cash		585
Receivables for:
Sales of investments	91,446
Sales of fund’s shares	29,215
Dividends and interest	16,956
Variation margin on futures contracts	14,442	152,059
		11,767,167
Liabilities:
Payables for:
Purchases of investments	235,926
Repurchases of fund’s shares	16,460
Dividends on fund’s shares	109
Investment advisory services	2,278
Services provided by related parties	1,518
Trustees’ deferred compensation	96
Variation margin on futures contracts	11,906
Other	68	268,361
Net assets at February 28, 2022		$11,498,806

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,663,394
Total accumulated loss		(164,588)
Net assets at February 28, 2022		$11,498,806

See notes to financial statements.

Short-Term Bond Fund of America	17

Financial statements (continued)

Statement of assets and liabilities at February 28, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,164,487 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$5,003,501	506,586	$9.88
Class C	72,649	7,484	9.71
Class T	10	1	9.88
Class F-1	108,353	10,971	9.88
Class F-2	1,049,148	106,216	9.88
Class F-3	796,557	80,630	9.88
Class 529-A	541,835	54,860	9.88
Class 529-C	11,855	1,226	9.67
Class 529-E	18,770	1,903	9.86
Class 529-T	11	1	9.87
Class 529-F-1	10	1	9.88
Class 529-F-2	138,215	13,990	9.88
Class 529-F-3	10	1	9.88
Class R-1	3,303	341	9.70
Class R-2	46,477	4,796	9.69
Class R-2E	1,696	172	9.85
Class R-3	62,612	6,352	9.86
Class R-4	39,098	3,958	9.88
Class R-5E	4,910	497	9.88
Class R-5	15,743	1,594	9.88
Class R-6	3,584,043	362,907	9.88

See notes to financial statements.

18	Short-Term Bond Fund of America

Financial statements (continued)

Statement of operations for the six months ended February 28, 2022	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$57,566
Dividends from affiliated issuers	352	$57,918
Fees and expenses*:
Investment advisory services	14,892
Distribution services	9,148
Transfer agent services	2,792
Administrative services	1,726
529 plan services	208
Reports to shareholders	110
Registration statement and prospectus	443
Trustees’ compensation	19
Auditing and legal	7
Custodian	13
Other	4	29,362
Net investment income		28,556

Net realized gain and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(7,773)
Affiliated issuers	1
Futures contracts	14,731
Swap contracts	3,855	10,814
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(189,522)
Affiliated issuers	(93)
Futures contracts	2,812
Swap contracts	(2,547)	(189,350)
Net realized gain and unrealized depreciation		(178,536)

Net decrease in net assets resulting from operations		$(149,980)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Short-Term Bond Fund of America	19

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 28, 2022*	Year ended August 31, 2021
Operations:
Net investment income	$28,556	$65,466
Net realized gain	10,814	28,889
Net unrealized depreciation	(189,350)	(90,269)
Net (decrease) increase in net assets resulting from operations	(149,980)	4,086

Distributions paid or accrued to shareholders	(29,973)	(174,249)

Net capital share transactions	20,471	1,930,594

Total (decrease) increase in net assets	(159,482)	1,760,431

Net assets:
Beginning of period	11,658,288	9,897,857
End of period	$11,498,806	$11,658,288

*	Unaudited.

See notes to financial statements.

20	Short-Term Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Short-Term Bond Fund of America	21

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

22	Short-Term Bond Fund of America

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,154,803	$—	$6,154,803
Mortgage-backed obligations	—	1,271,664	695	1,272,359
Corporate bonds, notes & loans	—	1,254,049	—	1,254,049
Asset-backed obligations	—	1,163,015	—	1,163,015
Bonds & notes of governments & government agencies outside the U.S.	—	619,373	—	619,373
Federal agency bonds & notes	—	135,234	—	135,234
Municipals	—	30,436	—	30,436
Short-term securities	985,254	—	—	985,254
Total	$985,254	$10,628,574	$695	$11,614,523

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,895	$—	$—	$9,895
Liabilities:
Unrealized depreciation on futures contracts	(9,175)	—	—	(9,175)
Total	$720	$—	$—	$720

*	Futures contracts are not included in the fund’s investment portfolio.

Short-Term Bond Fund of America	23

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

24	Short-Term Bond Fund of America

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Short-Term Bond Fund of America	25

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,939,115,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

26	Short-Term Bond Fund of America

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. As of February 28, 2022, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $1,819,969,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,895	Unrealized depreciation*	$9,175

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$14,731	Net unrealized appreciation on futures contracts	$2,812
Swap	Interest	Net realized gain on swap contracts	3,855	Net unrealized depreciation on swap contracts	(2,547)
			$18,586		$265

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Short-Term Bond Fund of America	27

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,088
Capital loss carryforward[1]	(37,145)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$36,066
Gross unrealized depreciation on investments	(150,345)
Net unrealized depreciation on investments	(114,279)
Cost of investments	11,729,522

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2022					Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$8,947		$—	$8,947		$63,374		$6,224		$69,598
Class C	31		—	31		748		110		858
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	204		—	204		1,782		179		1,961
Class F-2	3,295		—	3,295		15,478		1,253		16,731
Class F-3	2,848		—	2,848		11,172		841		12,013
Class 529-A	1,029		—	1,029		7,491		732		8,223
Class 529-C	5		—	5		146		21		167
Class 529-E	20		—	20		227		26		253
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	211		—	[2]	211
Class 529-F-2[3]	431		—	431		1,830		168		1,998
Class 529-F-3[3]	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	1		—	1		25		4		29
Class R-2	19		—	19		482		71		553
Class R-2E	1		—	1		10		1		11
Class R-3	59		—	59		686		84		770
Class R-4	76		—	76		589		57		646
Class R-5E	13		—	13		50		4		54
Class R-5	55		—	55		247		18		265
Class R-6	12,939		—	12,939		55,706		4,202		59,908
Total	$29,973		$—	$29,973		$160,254		$13,995		$174,249

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

28	Short-Term Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.230% on such assets in excess of $10.5 billion. For the six months ended February 28, 2022, the investment advisory services fees were $14,892,000, which were equivalent to an annualized rate of 0.259% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2022, unreimbursed expenses subject to reimbursement totaled $6,889,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Short-Term Bond Fund of America	29

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2022, the 529 plan services fees were $208,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the six months ended February 28, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$7,487	$1,756		$749		Not applicable
Class C	374	26		11		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	144	70		17		Not applicable
Class F-2	Not applicable	550		160		Not applicable
Class F-3	Not applicable	3		118		Not applicable
Class 529-A	633	182		82		$158
Class 529-C	62	4		2		4
Class 529-E	50	3		3		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	33		21		40
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	15	1		—	*	Not applicable
Class R-2	171	78		7		Not applicable
Class R-2E	5	2		—	*	Not applicable
Class R-3	159	45		10		Not applicable
Class R-4	48	17		6		Not applicable
Class R-5E	Not applicable	3		1		Not applicable
Class R-5	Not applicable	4		2		Not applicable
Class R-6	Not applicable	15		537		Not applicable
Total class-specific expenses	$9,148	$2,792		$1,726		$208

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $19,000 in the fund’s statement of operations reflects $20,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2022, the fund did not engage in any such purchase or sale transactions with any related funds.

30	Short-Term Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2022

Class A	$1,059,956	106,413	$8,868		891		$(1,057,399)	(106,118)	$11,425	1,186
Class C	16,436	1,680	30		3		(22,246)	(2,271)	(5,780)	(588)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,434	1,046	202		21		(20,442)	(2,052)	(9,806)	(985)
Class F-2	229,487	23,032	3,122		313		(245,787)	(24,676)	(13,178)	(1,331)
Class F-3	168,286	16,892	2,775		279		(144,859)	(14,555)	26,202	2,616
Class 529-A	70,994	7,125	1,029		104		(81,156)	(8,146)	(9,133)	(917)
Class 529-C	3,249	333	5		—	[2]	(4,682)	(479)	(1,428)	(146)
Class 529-E	2,607	262	20		2		(4,463)	(449)	(1,836)	(185)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	21,487	2,154	429		43		(20,539)	(2,061)	1,377	136
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	1,086	111	1		—	[2]	(802)	(81)	285	30
Class R-2	9,582	981	19		2		(10,348)	(1,056)	(747)	(73)
Class R-2E	288	29	1		—	[2]	(61)	(6)	228	23
Class R-3	9,019	906	59		6		(8,879)	(894)	199	18
Class R-4	7,551	757	75		7		(6,299)	(632)	1,327	132
Class R-5E	1,314	132	13		1		(445)	(45)	882	88
Class R-5	1,094	110	54		6		(2,455)	(246)	(1,307)	(130)
Class R-6	291,330	29,244	12,783		1,284		(282,352)	(28,343)	21,761	2,185
Total net increase (decrease)	$1,904,200	191,207	$29,485		2,962		$(1,913,214)	(192,110)	$20,471	2,059

See end of table for footnotes.

Short-Term Bond Fund of America	31

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$2,691,626	266,485	$69,017		6,839		$(2,071,511)	(205,260)	$689,132	68,064
Class C	55,580	5,572	856		86		(54,232)	(5,444)	2,204	214
Class T	—	—	—		—		—	—	—	—
Class F-1	44,469	4,395	1,936		192		(54,776)	(5,430)	(8,371)	(843)
Class F-2	669,352	66,241	15,731		1,559		(435,533)	(43,151)	249,550	24,649
Class F-3	472,770	46,768	11,675		1,157		(229,611)	(22,734)	254,834	25,191
Class 529-A	169,656	16,798	8,209		813		(164,974)	(16,347)	12,891	1,264
Class 529-C	8,506	855	167		17		(11,027)	(1,111)	(2,354)	(239)
Class 529-E	7,248	718	253		25		(5,720)	(567)	1,781	176
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	9,874	969	108		11		(131,993)	(12,978)	(122,011)	(11,998)
Class 529-F-2[3]	170,785	16,830	1,993		197		(31,995)	(3,173)	140,783	13,854
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	2,219	223	28		3		(2,069)	(208)	178	18
Class R-2	21,930	2,200	551		55		(24,786)	(2,492)	(2,305)	(237)
Class R-2E	990	99	12		1		(670)	(67)	332	33
Class R-3	29,617	2,936	766		76		(29,764)	(2,952)	619	60
Class R-4	16,563	1,638	645		64		(22,420)	(2,221)	(5,212)	(519)
Class R-5E	1,883	187	53		5		(756)	(75)	1,180	117
Class R-5	8,192	811	264		26		(4,278)	(424)	4,178	413
Class R-6	966,087	95,643	59,288		5,876		(312,200)	(30,989)	713,175	70,530
Total net increase (decrease)	$5,347,357	529,369	$171,552		17,002		$(3,588,315)	(355,623)	$1,930,594	190,748

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,775,041,000 and $2,710,045,000, respectively, during the six months ended February 28, 2022.

11. Ownership concentration

At February 28, 2022, the fund had one shareholder, American Funds Portfolio Series — Preservation Portfolio, with aggregate ownership of 10% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Portfolio Series — Preservation Portfolio.

32	Short-Term Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2022[5,6]	$10.03	$.02	$(.15)	$(.13)	$(.02)	$—		$(.02)	$9.88	(1.32)%[7]	$5,003		.67%[8]		.67%[8]		.34%[8]
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	5,070		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	4,456		.70		.70		1.26
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36	3,306		.70		.70		1.81
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	2,960		.69		.69		1.49
8/31/2017	9.98	.09	— [9]	.09	(.10)	—	[9]	(.10)	9.97	.98	3,102		.64		.64		.93
Class C:
2/28/2022[5,6]	9.88	(.02)	(.15)	(.17)	— [9]	—		—	9.71	(1.68)[7]	73		1.37	[8]	1.37	[8]	(.36)[8]
8/31/2021	10.06	(.03)	(.04)	(.07)	(.01)	(.10)		(.11)	9.88	(.77)	80		1.37		1.37		(.25)
8/31/2020	9.84	.05	.25	.30	(.08)	—	[9]	(.08)	10.06	3.05	79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66	62		1.42		1.42		1.09
8/31/2018	9.86	.07	(.16)	(.09)	(.08)	—		(.08)	9.69	(.96)	55		1.44		1.44		.73
8/31/2017	9.87	.01	.01	.02	(.03)	—	[9]	(.03)	9.86	.22	68		1.45		1.45		.11
Class T:
2/28/2022[5,6]	10.03	.03	(.15)	(.12)	(.03)	—		(.03)	9.88	(1.18)[7,10]	—	[11]	.37	[8,10]	.37	[8,10]	.63	[8,10]
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.16 [10]	—	[11]	.37	[10]	.37	[10]	.74	[10]
8/31/2020	9.96	.16	.24	.40	(.17)	—	[9]	(.17)	10.19	4.13 [10]	—	[11]	.39	[10]	.39	[10]	1.60	[10]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65 [10]	—	[11]	.41	[10]	.41	[10]	2.10	[10]
8/31/2018	9.98	.17	(.17)	— [9]	(.17)	—		(.17)	9.81	.04 [10]	—	[11]	.43	[10]	.43	[10]	1.74	[10]
8/31/2017[5,12]	9.95	.05	.04	.09	(.06)	—		(.06)	9.98	.87 [7,10]	—	[11]	.18	[7,10]	.18	[7,10]	.48	[7,10]
Class F-1:
2/28/2022[5,6]	10.03	.02	(.15)	(.13)	(.02)	—		(.02)	9.88	(1.32)[7]	108		.67	[8]	.67	[8]	.33	[8]
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	120		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	93		.73		.73		1.78
8/31/2018	9.97	.14	(.16)	(.02)	(.14)	—		(.14)	9.81	(.16)	89		.73		.73		1.41
8/31/2017	9.98	.08	.01	.09	(.10)	—	[9]	(.10)	9.97	.89	136		.73		.73		.83
Class F-2:
2/28/2022[5,6]	10.03	.03	(.15)	(.12)	(.03)	—		(.03)	9.88	(1.19)[7]	1,049		.40	[8]	.40	[8]	.60	[8]
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.14	1,079		.41		.41		.71
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.11	845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62	449		.44		.44		2.07
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.12	301		.45		.45		1.73
8/31/2017	9.98	.11	— [9]	.11	(.12)	—	[9]	(.12)	9.97	1.16	305		.47		.47		1.09
Class F-3:
2/28/2022[5,6]	10.03	.03	(.14)	(.11)	(.04)	—		(.04)	9.88	(1.14)[7]	797		.30	[8]	.30	[8]	.71	[8]
8/31/2021	10.19	.08	(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	783		.31		.30		.81
8/31/2020	9.96	.16	.25	.41	(.18)	—	[9]	(.18)	10.19	4.21	538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72	314		.36		.35		2.16
8/31/2018	9.98	.18	(.17)	.01	(.18)	—		(.18)	9.81	.10	269		.37		.37		1.82
8/31/2017[5,13]	9.94	.08	.05	.13	(.09)	—		(.09)	9.98	1.30 [7]	211		.35	[8]	.35	[8]	1.33	[8]
Class 529-A:
2/28/2022[5,6]	10.03	.02	(.15)	(.13)	(.02)	—		(.02)	9.88	(1.31)[7]	542		.65	[8]	.65	[8]	.35	[8]
8/31/2021	10.19	.05	(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.12)	560		.66		.66		.45
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	443		.73		.73		1.78
8/31/2018	9.97	.15	(.17)	(.02)	(.14)	—		(.14)	9.81	(.15)	377		.72		.72		1.48
8/31/2017	9.98	.09	— [9]	.09	(.10)	—	[9]	(.10)	9.97	.95	321		.67		.67		.90

See end of table for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2022[5,6]	$9.84	$(.02)	$(.15)	$(.17)	$— [9]	$—		$—	$9.67	(1.69)%[7]		$12		1.41%[8]		1.41%[8]		(.41)%[8]
8/31/2021	10.03	(.03)	(.05)	(.08)	(.01)	(.10)		(.11)	9.84	(.86)		14		1.40		1.40		(.28)
8/31/2020	9.81	.06	.23	.29	(.07)	—	[9]	(.07)	10.03	3.03		16		1.44		1.44		.59
8/31/2019	9.66	.10	.15	.25	(.10)	—		(.10)	9.81	2.64		37		1.46		1.46		1.05
8/31/2018	9.83	.06	(.16)	(.10)	(.07)	—		(.07)	9.66	(1.00)		37		1.47		1.47		.65
8/31/2017	9.84	.01	.01	.02	(.03)	—	[9]	(.03)	9.83	.20		65		1.49		1.49		.08
Class 529-E:
2/28/2022[5,6]	10.02	.01	(.16)	(.15)	(.01)	—		(.01)	9.86	(1.50)[7]		19		.89	[8]	.89	[8]	.12	[8]
8/31/2021	10.18	.02	(.05)	(.03)	(.03)	(.10)		(.13)	10.02	(.34)		21		.89		.89		.23
8/31/2020	9.95	.11	.24	.35	(.12)	—	[9]	(.12)	10.18	3.61		20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—		(.15)	9.95	3.11		19		.94		.94		1.57
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—		(.12)	9.80	(.39)		17		.96		.96		1.23
8/31/2017	9.97	.06	— [9]	.06	(.07)	—	[9]	(.07)	9.96	.66		17		.97		.97		.60
Class 529-T:
2/28/2022[5,6]	10.03	.03	(.16)	(.13)	(.03)	—		(.03)	9.87	(1.31)[7,10]		—	[11]	.44	[8,10]	.44	[8,10]	.56	[8,10]
8/31/2021	10.19	.07	(.06)	.01	(.07)	(.10)		(.17)	10.03	.11	[10]	—	[11]	.44	[10]	.44	[10]	.67	[10]
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.06	[10]	—	[11]	.47	[10]	.47	[10]	1.52	[10]
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.57	[10]	—	[11]	.50	[10]	.50	[10]	2.01	[10]
8/31/2018	9.98	.16	(.16)	— [9]	(.17)	—		(.17)	9.81	(.02)[10]		—	[11]	.50	[10]	.50	[10]	1.67	[10]
8/31/2017[5,12]	9.95	.05	.04	.09	(.06)	—		(.06)	9.98	.86	[7,10]	—	[11]	.20	[7,10]	.20	[7,10]	.47	[7,10]
Class 529-F-1:
2/28/2022[5,6]	10.03	.03	(.15)	(.12)	(.03)	—		(.03)	9.88	(1.23	)7,10	—	[11]	.49	[8,10]	.49	[8,10]	.51	[8,10]
8/31/2021	10.19	.10	(.09)	.01	(.07)	(.10)		(.17)	10.03	.07	[10]	—	[11]	.42	[10]	.42	[10]	.96	[10]
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.07		122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.58		102		.49		.49		2.03
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.07		83		.49		.49		1.71
8/31/2017	9.98	.11	— [9]	.11	(.12)	—	[9]	(.12)	9.97	1.12		65		.50		.50		1.07
Class 529-F-2:
2/28/2022[5,6]	10.03	.03	(.15)	(.12)	(.03)	—		(.03)	9.88	(1.19)[7]		138		.40	[8]	.40	[8]	.60	[8]
8/31/2021[5,14]	10.17	.05	(.03)	.02	(.06)	(.10)		(.16)	10.03	.14	[7]	139		.43	[8]	.43	[8]	.64	[8]
Class 529-F-3:
2/28/2022[5,6]	10.03	.03	(.15)	(.12)	(.03)	—		(.03)	9.88	(1.17)[7]		—	[11]	.36	[8]	.36	[8]	.64	[8]
8/31/2021[5,14]	10.17	.06	(.04)	.02	(.06)	(.10)		(.16)	10.03	.18	[7]	—	[11]	.44	[8]	.37	[8]	.68	[8]
Class R-1:
2/28/2022[5,6]	9.87	(.02)	(.15)	(.17)	— [9]	—		—	9.70	(1.68)[7]		3		1.38	[8]	1.38	[8]	(.38)[8]
8/31/2021	10.05	(.03)	(.04)	(.07)	(.01)	(.10)		(.11)	9.87	(.77)		3		1.38		1.38		(.26)
8/31/2020	9.83	.05	.24	.29	(.07)	—	[9]	(.07)	10.05	3.02		3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—		(.10)	9.83	2.54		2		1.45		1.45		1.03
8/31/2018	9.85	.07	(.16)	(.09)	(.07)	—		(.07)	9.69	(.88)		4		1.45		1.45		.71
8/31/2017	9.86	.01	.01	.02	(.03)	—	[9]	(.03)	9.85	.21		4		1.47		1.47		.09

See end of table for footnotes.

34	Short-Term Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2022[5,6]	$9.86	$(.02)		$(.15)	$(.17)	$— [9]	$—		$—	$9.69	(1.68)%[7]	$46		1.39%[8]		1.39%[8]		(.39)%[8]
8/31/2021	10.05	(.03)		(.05)	(.08)	(.01)	(.10)		(.11)	9.86	(.87)	48		1.39		1.39		(.27)
8/31/2020	9.82	.06		.24	.30	(.07)	—	[9]	(.07)	10.05	3.14	51		1.41		1.41		.56
8/31/2019	9.68	.10		.15	.25	(.11)	—		(.11)	9.82	2.55	45		1.43		1.43		1.07
8/31/2018	9.84	.07		(.16)	(.09)	(.07)	—		(.07)	9.68	(.87)	45		1.44		1.44		.74
8/31/2017	9.86	.01		— [9]	.01	(.03)	—	[9]	(.03)	9.84	.12	45		1.50		1.50		.07
Class R-2E:
2/28/2022[5,6]	10.02	—	[9]	(.16)	(.16)	(.01)	—		(.01)	9.85	(1.63)[7]	2		1.10	[8]	1.10	[8]	(.09)[8]
8/31/2021	10.18	—	[9]	(.05)	(.05)	(.01)	(.10)		(.11)	10.02	(.50)	1		1.12		1.12		(.01)
8/31/2020	9.95	.08		.25	.33	(.10)	—	[9]	(.10)	10.18	3.35	1		1.17		1.16		.79
8/31/2019	9.80	.13		.15	.28	(.13)	—		(.13)	9.95	2.87	1		1.18		1.18		1.36
8/31/2018	9.97	.10		(.17)	(.07)	(.10)	—		(.10)	9.80	(.72)	1		1.21		1.19		.98
8/31/2017	9.97	.04		.01	.05	(.05)	—	[9]	(.05)	9.97	.55	1		1.19		1.19		.43
Class R-3:
2/28/2022[5,6]	10.02	—	[9]	(.15)	(.15)	(.01)	—		(.01)	9.86	(1.51)[7]	63		.94	[8]	.94	[8]	.07	[8]
8/31/2021	10.18	.02		(.06)	(.04)	(.02)	(.10)		(.12)	10.02	(.39)	63		.95		.95		.17
8/31/2020	9.94	.10		.26	.36	(.12)	—	[9]	(.12)	10.18	3.65	64		.97		.97		1.01
8/31/2019	9.80	.15		.14	.29	(.15)	—		(.15)	9.94	2.96	56		.99		.99		1.52
8/31/2018	9.96	.12		(.16)	(.04)	(.12)	—		(.12)	9.80	(.43)	51		1.00		1.00		1.17
8/31/2017	9.97	.06		— [9]	.06	(.07)	—	[9]	(.07)	9.96	.61	55		1.01		1.01		.56
Class R-4:
2/28/2022[5,6]	10.03	.02		(.15)	(.13)	(.02)	—		(.02)	9.88	(1.30)[7]	39		.64	[8]	.64	[8]	.37	[8]
8/31/2021	10.19	.05		(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.10)	38		.64		.64		.48
8/31/2020	9.96	.13		.25	.38	(.15)	—	[9]	(.15)	10.19	3.86	44		.66		.66		1.32
8/31/2019	9.81	.18		.15	.33	(.18)	—		(.18)	9.96	3.37	37		.69		.69		1.83
8/31/2018	9.97	.15		(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	34		.69		.69		1.48
8/31/2017	9.98	.09		— [9]	.09	(.10)	—	[9]	(.10)	9.97	.93	37		.70		.70		.89
Class R-5E:
2/28/2022[5,6]	10.03	.03		(.15)	(.12)	(.03)	—		(.03)	9.88	(1.21)[7]	5		.45	[8]	.45	[8]	.56	[8]
8/31/2021	10.19	.07		(.06)	.01	(.07)	(.10)		(.17)	10.03	.09	4		.45		.45		.66
8/31/2020	9.96	.15		.25	.40	(.17)	—	[9]	(.17)	10.19	4.05	3		.48		.48		1.49
8/31/2019	9.81	.20		.15	.35	(.20)	—		(.20)	9.96	3.57	2		.49		.49		2.03
8/31/2018	9.98	.19		(.19)	— [9]	(.17)	—		(.17)	9.81	.05	1		.46		.46		1.92
8/31/2017	9.98	.11		.01	.12	(.12)	—	[9]	(.12)	9.98	1.27	—	[11]	.65		.47		1.09
Class R-5:
2/28/2022[5,6]	10.03	.03		(.15)	(.12)	(.03)	—		(.03)	9.88	(1.17)[7]	16		.35	[8]	.35	[8]	.65	[8]
8/31/2021	10.19	.08		(.06)	.02	(.08)	(.10)		(.18)	10.03	.19	17		.35		.35		.76
8/31/2020	9.96	.16		.25	.41	(.18)	—	[9]	(.18)	10.19	4.16	13		.37		.37		1.60
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.67	11		.40		.40		2.11
8/31/2018	9.98	.17		(.16)	.01	(.18)	—		(.18)	9.81	.06	10		.40		.40		1.75
8/31/2017	9.98	.12		.01	.13	(.13)	—	[9]	(.13)	9.98	1.32	11		.41		.41		1.17
Class R-6:
2/28/2022[5,6]	10.03	.03		(.14)	(.11)	(.04)	—		(.04)	9.88	(1.14)[7]	3,584		.30	[8]	.30	[8]	.71	[8]
8/31/2021	10.19	.08		(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	3,618		.30		.30		.81
8/31/2020	9.96	.16		.25	.41	(.18)	—	[9]	(.18)	10.19	4.22	2,956		.32		.32		1.64
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.73	2,054		.34		.34		2.18
8/31/2018	9.97	.18		(.16)	.02	(.18)	—		(.18)	9.81	.23	1,740		.34		.34		1.86
8/31/2017	9.98	.12		— [9]	.12	(.13)	—	[9]	(.13)	9.97	1.28	1,384		.35		.35		1.23

See end of table for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

	Six months
	ended
	February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[15,16]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	32%	69%	107%	134%	129%	134%
Including mortgage dollar roll transactions	45%	147%	116%	153%	148%	137%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

36	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2021, through February 28, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	37

Expense example (continued)

	Beginning account value 9/1/2021	Ending account value 2/28/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$986.81	$3.30	.67%
Class A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class C – actual return	1,000.00	983.21	6.74	1.37
Class C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T – actual return	1,000.00	988.23	1.82	.37
Class T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-1 – actual return	1,000.00	986.79	3.30	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	988.08	1.97	.40
Class F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 – actual return	1,000.00	988.60	1.48	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	986.89	3.20	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	983.09	6.93	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	985.02	4.38	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	986.92	2.17	.44
Class 529-T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-1 – actual return	1,000.00	987.68	2.41	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 529-F-2 – actual return	1,000.00	988.08	1.97	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-3 – actual return	1,000.00	988.26	1.77	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-1 – actual return	1,000.00	983.15	6.79	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	983.19	6.83	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	983.68	5.41	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	984.94	4.63	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	986.96	3.15	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	987.85	2.22	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	988.35	1.73	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	988.60	1.48	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	Short-Term Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Short-Term Bond Fund of America	39

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40	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2022